Acquisition - Summary of Fair Value of the Consideration (Detail) - CAD CAD in Millions	Dec. 31, 2017	May 17, 2017
Disclosure Of Business Combinations [Line Items]
Estimated Contingent Payment (Note 22)	CAD 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Common Shares		CAD 2,579
Cash		15,005
Fair value of consideration		17,584
Estimated Contingent Payment (Note 22)	CAD 206	361
Total Consideration		CAD 17,945